                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mohnish Pabrai
Address:   17 Spectrum Point Drive
           Suite 503
           Lake Forest, CA  92630


Form 13F File Number:  Unassigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mohnish Pabrai
Title:   Individual
Phone:   (949) 275-5652

Signature, Place, and Date of Signing:

         /s/ Mohnish Pabrai    Lake Forest, CA       February 14, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      12

Form I3F Information Table Value Total:     $161,378 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                            FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2              COLUMN 3          COLUMN 4                 COLUMN 5              COLUMN 6
---------------------   -----------------     --------------    ------------    ----------- ------ --------    ----------------
                                                                VALUE           SHRS OR     SH/    PUT/        INVESTMENT
NAME OF ISSUER          TITLE OF CLASS        CUSIP             (X$1000)        PRN AMT     PRN    CALL        DISCRETION
---------------------   -----------------     --------------    ------------    -------     ---    ----        ----------------
Berkshire Hathaway      A                     084670 10 8       10,988          125                SH          Sole
Dr. Reddys Labs Ltd     ADR                   256135 20 3       9,302           469,079            SH          Sole
Chronimed Inc           COM                   171164 10 6       7,686           1,171,623          SH          Sole
Embraer-Empresera       SP ADR PFD NEW        29081M 95 2       12,200          364,843            SH          Sole
Brasileira D
Fairfax Finl Hldngs     SUB VTG               202901 AL 6       24,284          144,121            SH          Sole
Ltd
Harvest Nat Res Inc     COM                   41754V 10 3       17,664          1,022,830          SH          Sole
MIM Corp                COM                   553044 10 8       12,686          1,994,692          SH          Sole
Stamps Com              COM NEW               852857 20 0       12,128          765,670            SH          Sole
Star Gas Partners LP    UNITS LTD PRTN        85512C 10 5       9,140           1,226,800          SH          Sole
Sunrise Senior Living   COM                   86768K 10 6       12,692          273,779            SH          Sole
Universal Stainless &   COM                   913837 10 0       8,034           541,036            SH          Sole
Alloy
Unitedglobalcom         A                     913247 50 8       24,574          2,544,475          SH          Sole

COLUMN 1                   COLUMN 7                      COLUMN 8
---------------------      --------------    --------- --------------- -------
                           OTHER             VOTING    AUTHORITY
NAME OF ISSUER             MANAGERS          SOLE      SHARED          NONE
---------------------      --------------    ----      ------          ----
Berkshire Hathaway         None              125
Dr. Reddys Labs Ltd        None              469,079
Chronimed Inc              None              1,171,623
Embraer-Empresera          None              364,843
Brasileira D
Fairfax Finl Hldngs        None              144,121
Ltd
Harvest Nat Res Inc        None              1,022,830
MIM Corp                   None              1,994,692
Stamps Com                 None              765,670
Star Gas Partners LP       None              1,226,800
Sunrise Senior Living      None              273,779
Universal Stainless &      None              541,036
Alloy
Unitedglobalcom            None              2,544,475